Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	As restated (note 2) As at September 30,
	2023 $	2022 $
Trade payables and accrued liabilities	6,466,196	3,626,462
Salaries and fringe benefits	5,757,652	6,584,878
Interest payable on credit facility	221,247	353,014
Deferred revenue (note 6)	1,104,229	311,516
Others	21,581	112,492
	13,570,905	10,988,362